Derivative Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Derivative Liability [Abstract]
Derivative Liability
2. Derivative Liability

During 2012, in relation to the reverse Merger and the three offerings under the Private Placement, the Company issued 21,347,182 five-year warrants to purchase the Company’s Common stock. The exercise price of the warrants is protected against down-round financing throughout the term of the warrant, as described below. The terms of the warrants issued in the first quarter of 2012 are the same as those issued in connection with the convertible notes in October and November 2011. Pursuant to ASC 815-15 and ASC 815-40, the fair value of the warrants of approximately $32,742,000 was recorded as a derivative liability on the issuance dates.

As of December 31, 2011, the Company had a warrant liability of $1,266,869 related to 1,500,000 warrants issued with Convertible Notes in the fourth quarter of 2011.

The Company revalued all of the warrants at the end of the period, and the estimated fair value of the warrant liabilities is $47,514,710 at March 31, 2012. The change in fair value of the derivative liabilities of approximately $13,505,800 is included in other expense in the 2012 statement of operations.

The derivative liabilities were valued at the closing dates of the Private Placement at March 31, 2012 using a Monte Carlo valuation model with the following assumptions:

	Closing dates		March 31, 2012
Closing price per share of common stock	$	N/A	$2.47
Exercise price per share		$1.00	$1.00
Expected volatility		105.8%-110.5%	103.5%
Risk-free interest rate		0.82%-1.07%	1.04%
Dividend yield		—	—
Remaining expected term of underlying securities (years)		5	4.90

In addition, as of the valuation dates, management assessed the probabilities of future financings assumptions in the Monte Carlo valuation models. Management also applied a discount for lack of marketability to the valuation of the derivative liabilities based on such trading restrictions due to the shares not being registered.

If, prior to the expiration date of the warrants, the Company issues additional shares of Common Stock, as defined below, without consideration or for a consideration per share less than the exercise price of the warrants in effect immediately prior to such issue, then the exercise price shall be reduced, concurrently with such issue, to a price (calculated to the nearest cent) determined by multiplying such exercise price by a fraction, (A) the numerator of which shall be (1) the number of shares of Common stock outstanding immediately prior to such issue plus (2) the number of shares of Common stock which the aggregate consideration received or to be received by the Company for the total number of additional shares of Common stock so issued would purchase at such exercise price; and (B) the denominator of which shall be the number of shares of Common stock outstanding immediately prior to such issue plus the number of such additional shares of Common stock so issued; provided that (i) all shares of Common stock issuable upon conversion or exchange of convertible securities outstanding immediately prior to such issue shall be deemed to be outstanding, and (ii) the number of shares of Common stock deemed issuable upon conversion or exchange of such outstanding convertible securities shall be determined without giving effect to any adjustments to the conversion or exchange price or conversion or exchange rate of such convertible securities resulting from the issuance of additional shares of Common stock that is the subject of this calculation. For purposes of the warrants, “additional shares of common stock” shall mean all shares of Common stock issued by the Company after the effective date (including without limitation any shares of Common stock issuable upon conversion or exchange of any convertible securities or upon exercise of any option or warrant, on an as-converted basis), other than: (i) shares of Common stock (and/or warrants for any class of equity securities of the Company) issued or issuable upon conversion or exchange of any convertible securities or exercise of any options or warrants outstanding on the effective date; (ii) shares of Common stock issued or issuable by reason of a dividend, stock split, split-up or other distribution on shares of Common stock; (iii) shares of Common stock (or options with respect thereto) issued or issuable to employees or directors of, or consultants to, the Company or any of its subsidiaries pursuant to a plan, agreement or arrangement approved by the Board of Directors of the Company; (iv) any securities issued or issuable by the Company pursuant to (A) the Private Placement; or (B) the Merger; (v) securities issued pursuant to acquisitions or strategic transactions approved by a majority of disinterested directors of the Company, provided that any such issuance shall only be to a person which is, itself or through its subsidiaries, an operating company in a business synergistic with the business of the Company and in which the Company receives benefits in addition to the investment of funds, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities and (vi) securities issued to financial institutions, institutional investors or lessors in connection with credit arrangements, equipment financings or similar transactions approved by a majority of disinterested directors of the Company, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities.

Upon each adjustment of the exercise price pursuant to the provisions stated above, the number of warrant shares issuable upon exercise of the warrants shall be adjusted by multiplying a number equal to the exercise price in effect immediately prior to such adjustment by the number of warrant shares issuable upon exercise of the warrant immediately prior to such adjustment and dividing the product so obtained by the adjusted exercise price.

4. Derivative Liability

As discussed in Note 5, the Company issued Convertible Notes in 2011 that provided for the issuance of five-year warrants to purchase the Company’s Common stock. The exercise price of the warrants is protected against down-round financing throughout the term of the warrant under certain conditions.

The protective provisions will be triggered if, prior to the expiration date of the warrants, the Company issues additional shares of common stock without consideration or for a consideration per share less than the exercise price of the warrants in effect immediately prior to such issue. In the event such an issuance occurs, the exercise price of the warrants will be reduced to a price (calculated to the nearest cent) determined by multiplying the exercise price by a fraction, (A) the numerator of which is (1) the number of shares of common stock outstanding immediately prior to such issue plus (2) the number of shares of common stock which the aggregate consideration received or to be received by the Company for the total number of additional shares of common stock so issued would purchase at the exercise price; and (B) the denominator of which is the number of shares of common stock outstanding immediately prior to such issue plus the number of such additional shares of common stock so issued.

For purposes of this calculation, (i) all shares of common stock issuable upon conversion or exchange of convertible securities outstanding immediately prior to such issue shall be deemed to be outstanding, and (ii) the number of shares of common stock deemed issuable upon conversion or exchange of such outstanding convertible securities shall be determined without giving effect to any adjustments to the conversion or exchange price or conversion or exchange rate of such convertible securities resulting from the issuance of additional shares of common stock that is the subject of this calculation.

For purposes of the foregoing calculations, the term “additional shares of common stock” means all shares of common stock issued by the Company after the issuance of the warrants (including any shares of common stock issuable upon conversion or exchange of any convertible securities or upon exercise of any option or warrant, on an as-converted basis), other than: (i) shares of common stock (and/or warrants for any class of equity securities of the Company) issued or issuable upon conversion or exchange of any convertible securities or exercise of any options or warrants outstanding on the date of issuance of the warrants; (ii) shares of common stock issued or issuable by reason of a dividend, stock split, split-up or other distribution on shares of common stock, including such events pursuant to a reorganization, reclassification, consolidation, merger or sale; (iii) shares of common stock (or options with respect thereto) issued or issuable to employees or directors of, or consultants to, the Company or any of its subsidiaries pursuant to a plan, agreement or arrangement approved by the Board of Directors of the Company; (iv) any securities issued or issuable by the Company pursuant to (A) the Securities Purchase Agreement pursuant to which the investors purchased the convertible promissory notes and the warrants, (B) the Selling Agreement with the Spencer Trask Ventures, Inc., the selling agent in the offering, (C) the reverse triangular merger of the Company into a publicly-held company, or (D) any private placement offering that closes (including subsequent closings) as part of the reverse triangular merger of the Company into a publicly-held company; and (v) securities issued pursuant to acquisitions or strategic transactions approved by a majority of disinterested directors of the Company, provided that any such issuance may only be to a person which is, itself or through its subsidiaries, an operating company in a business synergistic with the business of the Company and in which the Company receives benefits in addition to the investment of funds, and may not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities.

Upon each adjustment of the exercise price pursuant to the provisions stated above, the number of shares issuable upon exercise of the warrants shall be adjusted by multiplying a number equal to the exercise price in effect immediately prior to such adjustment by the number of shares issuable upon exercise of the warrants immediately prior to such adjustment and dividing the product so obtained by the adjusted exercise price.

Pursuant to ASC 815-15 and ASC 815-40, the fair value of the warrants of $1,260,300 was recorded as a derivative liability on the issuance date.

The fair value of the warrants was estimated at the issuance date and revalued at December 31, 2011, using a Monte Carlo simulation. At December 31, 2011, the Company has recorded a derivative liability of approximately $1,266,900. The change in fair value of the derivative liability of approximately $6,600 from the date of issuance to December 31, 2011 is included in other expense in the 2011 statement of operations.